BISHOP STREET SHORT-DURATION BOND FUND
BISHOP STREET SHORT-DURATION BOND FUND
INVESTMENT OBJECTIVE
The investment objective of the Bishop Street Short-Duration Bond Fund (the “Fund”) is to provide high total return, consistent with the preservation of capital and the maintenance of liquidity.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class I Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BISHOP STREET SHORT-DURATION BOND FUND CLASS I SHARES
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BISHOP STREET SHORT-DURATION BOND FUND CLASS I SHARES
Management Fees	0.25%
Other Expenses	1.63%
Shareholder Servicing Fees	0.10%
Other Operating Expenses	1.53%
Total Annual Fund Operating Expenses	1.88%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
BISHOP STREET SHORT-DURATION BOND FUND | CLASS I SHARES | USD ($)	191	591	1,016	2,201

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period from May 31, 2016 (commencement of Fund operations) to December 31, 2016, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this policy, bonds include a variety of fixed-income securities, including mortgage-backed securities, issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including government-sponsored enterprises. The Fund only invests in securities that are rated investment-grade by at least one major nationally recognized statistical rating organization at the time of purchase.

The Fund may invest in securities with any maturity or duration, but seeks to maintain an average duration similar to that of the Bloomberg Barclays Capital 1-3 Year U.S. Government Index, which generally ranges between zero and three years. Duration measures how changes in interest rates affect the value of a fixed income security. For example, a three-year duration means that the fixed income security will decrease in value by 3% if interest rates rise 1%, and increase in value by 3% if interest rates fall 1%. Thus, the shorter the duration, the less volatile the security.

In determining which securities to buy and sell for the Fund, the Adviser considers a security’s yield, maturity, duration, asset class and issuer, and invests in those securities that it believes offer the Fund the best opportunity to achieve its investment objective.
PRINCIPAL RISKS
As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. In addition to this risk, the Fund is subject to additional risks that may affect the value of its shares, including, in alphabetical order:
  Fixed Income Risk

  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. The volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term and longer-duration securities are generally more volatile, so the maturity and duration of securities affects their risk. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. In addition, there is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.
  Liquidity Risk

  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.
  Management Risk

  The Fund is subject to the risk that a strategy used by the Fund’s management may fail to produce the intended result.
  Mortgage-Backed Securities Risk

  In addition to the general risks associated with fixed income securities, mortgage-backed securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, maturity and duration of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.
  U.S. Government Securities Risk

  The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.
  Valuation Risk

  Valuation risk is the risk that certain securities may be difficult to value.

PERFORMANCE INFORMATION
The Fund commenced operations on May 31, 2016 and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at www.bishopstreetfunds.com or by calling 1-800-262-9565.